PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary Of Financial Information Of Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	¥ 2,472,959		¥ 9,751,824		$ 348,309
Time deposits	6,922,803		793,042		975,056
Short-term investments	3,513,885		2,665,047		494,920
Accounts receivable, net	16,727		9,862		2,356
Prepayments and other current assets	442,697		600,773		62,353
Total current assets	13,373,037		13,826,262		1,883,553
Non-current assets
Property, equipment and software, net	1,793,488		691,036		252,607
Intangible assets, net	8,093		10,251		1,140
Right-of-use assets, net	282,612		289,628		39,805
Long-term investments	2,473,128				348,333
Other non-current assets	4,000		4,000		563
Total non-current assets	4,567,011		1,000,605		643,249
Total assets	17,940,048		14,826,867		2,526,802
Current liabilities
Accounts payable	629,216		185,297		88,623
Deferred revenue	2,794,075		2,060,892		393,537
Other payables and accrued liabilities	779,046		633,482		109,726
Operating lease liabilities, current	155,014		151,438		21,833
Total current liabilities	4,357,351		3,031,109		613,719
Non-current liabilities
Operating lease liabilities, non-current	125,079		143,591		17,617
Deferred tax liabilities	28,425		11,404		4,004
Total non-current liabilities	153,504		154,995		21,621
Total liabilities	4,510,855		3,186,104		635,340
Total revenues	5,952,028	$ 838,326	4,511,062	¥ 4,259,128
Cost of revenues	(1,059,861)	(149,278)	(754,861)	(554,648)
Net income	1,099,218	154,822	107,245	(1,071,074)
Net cash provided by operating activities	3,047,009	429,162	1,003,042	1,641,381
Net cash used in investing activities	(9,938,645)	(1,399,829)	(2,816,581)	(601,862)
Net cash used in financing activities	(417,022)	(58,736)	(669,232)	6,431,263
Net increase in cash and cash equivalents	(7,278,865)	(1,025,207)	(1,589,934)	7,343,555
Cash and cash equivalents at beginning of the year	9,751,824	1,373,516	11,341,758	3,998,203
Cash and cash equivalents at end of the year	2,472,959	$ 348,309	9,751,824	11,341,758
Related Party
Current assets
Amounts due from related parties	3,966		5,714		$ 559
Consolidated VIE
Current assets
Cash and cash equivalents	1,143,968		1,020,243
Time deposits	211,442
Short-term investments	2,679,963		1,244,243
Accounts receivable, net	3,691		2,253
Amounts due from Group companies	200,970		136,757
Prepayments and other current assets	415,686		528,908
Total current assets	4,659,657		2,938,118
Non-current assets
Property, equipment and software, net	1,661,132		688,578
Intangible assets, net	277		368
Right-of-use assets, net	260,056		281,913
Long-term investments	149,588
Other non-current assets	4,000		4,000
Total non-current assets	2,075,053		974,859
Total assets	6,734,710		3,912,977
Current liabilities
Accounts payable	628,645		185,211
Deferred revenue	2,649,582		2,058,569
Other payables and accrued liabilities	623,381		576,189
Amounts due to Group companies	68,966		14,876
Operating lease liabilities, current	146,102		146,359
Total current liabilities	4,116,676		2,981,204
Non-current liabilities
Operating lease liabilities, non-current	112,115		141,096
Deferred tax liabilities	26,455		9,427
Total non-current liabilities	138,570		150,523
Total liabilities	4,255,246		3,131,727
Total revenues	5,867,883		4,498,131	4,259,128
Cost of revenues	(1,057,018)		(750,932)	(554,575)
Net income	697,038		117,298	551,133
Net cash provided by operating activities	2,717,909		893,078	1,717,104
Net cash used in investing activities	(2,594,184)		(702,542)	(591,213)
Net cash used in financing activities			(35,144)	(444,239)
Net increase in cash and cash equivalents	123,725		155,392	681,652
Cash and cash equivalents at beginning of the year	1,020,243		864,851	183,199
Cash and cash equivalents at end of the year	1,143,968		1,020,243	¥ 864,851
Consolidated VIE | Related Party
Current assets
Amounts due from related parties	¥ 3,937		¥ 5,714